Stockholders' Equity (Common Stock) (Details 2) (USD $)	1 Months Ended		12 Months Ended	4 Months Ended	1 Months Ended			3 Months Ended	1 Months Ended
	Feb. 28, 2014	Sep. 30, 2012	Dec. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Apr. 30, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2014	Mar. 31, 2014
Stockholders' Equity [Abstract]
Number of voting right			One vote
Value of shares issued to landlord		$ 1,500,000
Fair value of shares to be issued								1,900,000		1,900,000
Stockholders Equity Note [Line Items]
Value of shares issued for services			19,000
Value of common stock issued in conversion of debt	1,480,000
Number of common stock issued in conversion of convertible debt	2,000,000
Number of stock issued upon net share exercises			1,320,000
Number of stock issued on cash exercises of warrants			80,000
Consultants
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology				40,000
Value of shares issued for services				20,000
Non-executive
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology					90,000
Value of shares issued for services					30,000
Employees and board members
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology					2,800,000
Value of shares issued for services					1,000,000
Shares repurchased and retired					300,000
Scientific advisory board members
Stockholders Equity Note [Line Items]
Shares issued as consideration for sub-licensed lipid-delivery technology					90,000	20,000
Value of shares issued for services					30,000	30,000
2012 compromise and release agreement
Stockholders Equity Note [Line Items]
Number of share issued to vendor								100,000
Value of share issued to vendor								10,000
Shares issued as consideration for sub-licensed lipid-delivery technology							50,000
Value of shares issued for services							60,000
Novosom
Stockholders Equity Note [Line Items]
Description of consideration for sub-licensed lipid-delivery technology			As part of the asset purchase agreement that we entered into with Novosom in July 2010, we are obligated to pay Novosom 30% of any payments received by us for sub-licensed SMARTICLES® technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion.
Amount pledged to issue common stock									75,000
MiRNA and ProNAi
Stockholders Equity Note [Line Items]
Number of shares issued in settlement of outstanding payable										960,000
Fair value of shares issued in settlement of outstanding payable										$ 1,500,000